CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	$ 1,464	¥ 10,063	¥ 8,229	¥ 6,689
Less: Business tax and related taxes				116
Net revenues	1,464	10,063	8,229	6,573
Operating costs and expenses:
Hotel operating costs	942	6,476	5,675	4,934
Other operating costs	2	15	17	8
Selling and marketing expenses	50	348	285	209
General and administrative expenses	124	851	691	492
Pre-opening expenses	37	255	206	72
Total operating costs and expenses	1,155	7,945	6,874	5,715
Other operating income (expenses), net	32	226	71	(17)
Income from operations	341	2,344	1,426	841
Interest income	21	148	113	67
Interest expense	35	244	87	11
Other income, net	30	203	128	134
Unrealized gains (losses) from fair value changes of equity securities	(133)	(914)	35
Foreign exchange gain (loss)	(21)	(144)	(18)	16
Income before income taxes	203	1,393	1,597	1,047
Income tax expense	(83)	(569)	(357)	(279)
Income (loss) from equity method investments	(14)	(97)	(12)	6
Net income	106	727	1,228	774
Less: net (loss) income attributable to noncontrolling interest	2	11	0	(8)
Net income attributable to Huazhu Group Limited	104	716	1,228	782
Other comprehensive income
Unrealized securities holding gains, net of tax of (2), (8) and nil for 2016, 2017 and 2018, respectively			1	16
Reclassification of realized gains to net income, net of tax			(5)	(68)
Foreign currency translation adjustments, net of tax of nil for 2016, 2017 and 2018, respectively	(25)	(169)	177	(13)
Comprehensive income	81	558	1,401	709
Less: comprehensive (loss) income attributable to the noncontrolling interest	2	11	0	(8)
Comprehensive income attributable to Huazhu Group Limited	$ 79	¥ 547	¥ 1,401	¥ 717
Earnings per share:
Basic (in RMB and dollars per share) | (per share)	$ 0.37	¥ 2.54	¥ 4.40	¥ 2.84
Diluted (in RMB and dollars per share) | (per share)	$ 0.36	¥ 2.49	¥ 4.21	¥ 2.76
Weighted average number of shares used in computation:
Basic (in shares) | shares	281,717,485	281,717,485	279,272,140	275,139,070
Diluted (in shares) | shares	303,605,809	303,605,809	293,073,978	282,889,494
Leased and owned hotels
Revenues:
Total revenues	$ 1,087	¥ 7,470	¥ 6,338	¥ 5,239
Manachised and franchised hotels
Revenues:
Total revenues	368	2,527	1,851	1,419
Other revenues
Revenues:
Total revenues	$ 9	¥ 66	¥ 40	¥ 31